UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		    Washington, D.C. 20549

			  Form 13F

		    Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2013

Check here if Amendment  [  ];  	Amendment Number:

This Amendment  (Check only one); 	[  ]  is a restatement
				     	[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     	Teilinger Capital Ltd.
Address:  	1100 Louisiana, STE 5500
	  	Houston, TX 77002

Form 13F File Number:  28-14626

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:  	Rick Evans
Title: 	Vice President and Treasurer
Phone: 	713.230.2426

Signature, Place and date of signing:

/s/  Rick Evans		Houston, TX	May 7,2013

Report Type  (Check only one):

[ x ]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
      	manager are reported in this report).

[   ]	13F NOTICE.  (Check here if no holdings reported are in this report,
	and all holdings are reported by other reporting manager(s).)

[   ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings
	for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers reporting for this Manager:


Form 13F File Number		Name
028-14632			Vitol Holding SARL
028-14937			Vitol Holding B.V.
028-14939			Teilinger Investments SA


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Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0
                                          ------------

Form 13F Information Table Entry Total:       20
                                          ------------

Form 13F Information Table Value Total:    $86,861
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  	Form 13F File Number	Name


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FORM 13F INFORMATION TABLE

                                                                                                               VOTING AUTHORITY
NAME                         TITLE                    VALUE     SHARES/           PUT/  INVESTMENT OTHER
OF ISSUER                    OF CLASS      CUSIP      (X$1000)  PRN AMT   SH/PRN  CALL  DISCRETION MANAGERS  SOLE  SHARED     NONE
------------------           -----------   ---------  ------    --------  ------  ----  ---------  --------  ----  ------     ----
CHENIERE ENERGY INC	     COM           16411R208  8,199     292,834   SH             SHARED                    292,834
GREEN PLAINS RENEWABLE ENERG COM	   393222104  8,260     722,004   SH             SHARED                    722,004
AES CORP		     COM	   00130H105  2,293	182,400   SH		 SHARED			   182,400
PUBLIC SVC ENTERPRISE GROUP  COM	   744573106  347        10,110   SH		 SHARED			    10,110
BERRY PETE CO		     CL A	   085789105  6,497	140,350	  SH		 SHARED			   140,350
CENTERPOINT ENERGY INC	     COM	   15189T107  4,337	181,000	  SH		 SHARED			   181,000
DTE ENERGY CO		     COM	   233331107  2,043	 29,900	  SH		 SHARED			    29,900
DEVON ENERGY CORP	     COM	   25179M103  3,947	 69,950	  SH		 SHARED			    69,950
EXELON CORP		     COM	   30161N101  3,541	102,700	  SH		 SHARED			   102,700
FIRSTENERGY CORP	     COM	   337932107  1,217	 28,850	  SH		 SHARED			    28,850
GENERAL DYNAMICS CORP	     COM	   369550108  797	 11,300	  SH		 SHARED			    11,300
GREAT PLAINS ENERGY INC	     COM	   391164100  6,805	293,450	  SH		 SHARED			   293,450
ISHARES TR		     TRANS AVE IDX 464287192  8,768	 78,775	  SH		 SHARED	                    78,775
NEXTERA ENERGY INC	     COM	   65339F101  344	  4,425	  SH		 SHARED			     4,425
NRG ENERGY INC		     COM	   629377508  4,305	162,500   SH		 SHARED			   162,500
OGE ENERGY CORP		     COM	   670837103  1,680	 24,000	  SH		 SHARED			    24,000
PG&E CORP                    COM           69331C108  1,002      22,500   SH             SHARED                     22,500
ROWAN COMPANIES PLC	     SHS CL A	   G7665A101  5,286  	149,500   SH		 SHARED			   149,500
SPECTRA ENERGY CORP	     COM	   847560109  16,150	525,190	  SH		 SHARED			   525,190
WALTER ENERGY INC	     COM	   93317Q105  1,043	 36,579   SH		 SHARED			    36,579






















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